Expense Example - FPA Queens Road Value ETF - FPA Queens Road Value ETF	Feb. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	$ 1,457